As filed with the Securities and Exchange Commission on October 26, 2006.

  File No. 33-58041
  File No. 811-7257

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933

  POST-EFFECTIVE AMENDMENT NO. 29  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940

  AMENDMENT NO. 30  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Robert A. Nesher

c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

  Richard W. Grant, Esquire
  Morgan, Lewis & Bockius LLP
  1701 Market Street
  Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on November 25, 2006 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)
  ☐  on September 30, 2006 pursuant to paragraph (a)(2) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)

If appropriate check the following box:

  ☒  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

The SEI Institutional Investments Trust's (the "Trust") Prospectus relating to the Real Return Plus and Global Managed Volatility Funds is hereby incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257; Accession Number 0001104659-06-047106) filed with the SEC via EDGAR on July 14, 2006.

The Trust's Statement of Additional Information relating to the Real Return Plus and Global Managed Volatility Funds is hereby incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257; Accession 0001104659-06-047106) filed with the SEC via EDGAR on July 14, 2006.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(3)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(4)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SEI Investments Management Corporation to be filed by later amendment.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(8)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 29, 1997.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.

(d)(10)  Assignment and Assumption Agreement dated June 26, 2002 and Consent dated June 28, 2002 between SIMC and BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 16, 1999.

(d)(12)  Investment Sub-Advisory Agreement dated September 22, 1999 between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(13)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 1999.

(d)(14)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(15)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2000.

(d)(16)  Investment Sub-Advisory Agreement dated August 14, 2001 between SIMC and David J. Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(17)  Investment Sub-Advisory Agreement dated October 2, 2000 between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2001.

(d)(18)  Investment Sub-Advisory Agreement dated March 12, 2002 between SIMC and Montag & Caldwell Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.

(d)(19)  Investment Sub-Advisory Agreement dated March 14, 2002, between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on March 29, 2002.

(d)(20)  Investment Sub-Advisory Agreement dated December 13, 1999 between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(21)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(22)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(d)(23)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(24)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(25)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(26)  Investment Sub-Advisory Agreement dated March 11, 2003 between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(27)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(28)  Investment Sub-Advisory Agreement dated June 22, 1999 between SIMC and AllianceBernstein L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on May 16, 2003.

(d)(29)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(30)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap and Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(31)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(32)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Enhanced Investment Technologies, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(33)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(34)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund are herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(35)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(36)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(37)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(38)  Schedules A and B dated April 27, 2005 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap, Small/Mid Cap Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(39)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(40)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(41)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(42)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and BlackRock Advisors, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(43)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Alliance Capital L.P. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(44)  Schedules A and B to the Sub-Advisory Agreement between SIMC and Alliance Capital L.P., with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(45)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 29, 2003.

(d)(46)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(47)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(48)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(49)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(50)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(51)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(52)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.

(d)(53)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(54)  Investment Sub-Advisory Agreement between SIMC and ING Ghent Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(55)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management, Co. with respect to the Core Fixed Income Fund are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(56)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the Emerging Markets Debt Fund are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 28, 2006.

(d)(57)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on February 5, 2004.

(d)(58)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration and Extended Duration Bond Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(59)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(d)(60)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(61)  Investment Sub-Advisory Agreement dated July 15, 2004 between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(62)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(63)  Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management Inc. with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(64)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(d)(65)  Investment Sub-Advisory Agreement dated June 15, 2005 between SIMC and Fuller & Thaler Asset Management, Inc. with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(66)  Schedules A and B dated June 30, 2005 to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(d)(67)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(68)  Investment Sub-Advisory Agreement dated September 29, 2005 between SIMC and Smith Breeden Associates, Inc. with respect to the Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on October 28, 2005.

(d)(69)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Smith Breeden Associates, Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital L.P. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(71)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(72)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(73)  Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(74)  Amendment to Investment Sub-Advisory Agreement between SIMC and David J. Greene and Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(75)  Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(76)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(77)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(78)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(79)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(80)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(81)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(82)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(83)  Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(84)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(85)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(86)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(87)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(88)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2003.

(d)(89)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(90)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on November 14, 2003.

(d)(91)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(92)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(93)  Investment Sub-Advisory Agreement dated March 17, 2006 between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(94)  Investment Sub-Advisory agreement dated July 25, 2006 between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(95)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(96)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(97)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(d)(98)  Investment Sub-Advisory Agreement between SIMC and BlackRock Capital Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(99)  Form of Investment Sub-Advisory Agreement between SIMC and AXA Rosenberg Investment Management LLC with respect to the International Equity, Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(100)  Form of Investment Sub-Advisory Agreement between SIMC and Weiss, Peck & Greer Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(101)  Form of Investment Sub-Advisory Agreement between SIMC and Highland Capital Management, L.P. with respect to the Enhanced Income Fund is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(102)  Form of Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(103)  Form of Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(104)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund are herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(d)(105)  Form of Amended Schedules A and B to the Investment Sub-Advisory Agreement between and Lee Munder Investments Ltd. SIMC with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(e)(2)  Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(e)(3)  Amended Schedule A to the Amended and Restated Distribution Agreement is herein incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Wachovia Bank, N.A. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(g)(2)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(g)(3)  Amendment and Assignment to SEI Institutional Investments Trust Custodian Agreement between Wachovia Bank National Association and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Fund Management, as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 23, 2004.

(h)(3)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(i)  Opinion and Consent of Counsel to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics dated 2005 for AllianceBernstein L.P., dated June, 2006, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(7)  The Code of Ethics for BlackRock Advisors, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2005.

(p)(8)  The Code of Ethics for The Boston Company Asset Management LLC is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2005.

(p)(9)  The Code of Ethics for Capital Guardian Trust Company is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(10)  The Code of Ethics for David J. Greene and Company, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504), filed with the SEC on July 14, 2000 (Accession #0000912057-00-032065).

(p)(11)  The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(12)  The Code of Ethics for Goldman Sachs Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(13)  The Code of Ethics for Lee Munder Investments, Ltd. dated 2005 is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(14)  The Code of Ethics for LSV Asset Management L.P. is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(15)  The Code of Ethics for Martingale Asset Management, L.P., dated June 30, 2006, is herein incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(16)  The Code of Ethics for Mazama Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(17)  The Code of Ethics for McKinley Capital Management Inc., dated 2005, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(18)  The Code of Ethics for Metropolitan West Asset Management LLC, dated 2005, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(19)  The Code of Ethics for Montag & Caldwell, Inc., dated February, 2006, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(20)  The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(21)  The Code of Ethics for Security Capital Research & Management Incorporated, dated September 29, 2005, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(22)  The Code of Ethics for Wellington Management Company, LLP, dated February 17, 2006, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(23)  The Code of Ethics for Wells Capital Management, Inc., dated February, 2006, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(24)  The Code of Ethics for Western Asset Management Company, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(25)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is herein incorporated by reference to SEI Institutional Manage Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878), filed with the SEC on January 29, 2004.

(p)(26)  The Code of Ethics for Enhanced Investment Technologies, LLC is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(27)  The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(28)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(p)(29)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 8, 2006, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(30)   The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(31)  The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 9, 2004.

(p)(32)  The Code of Ethics for Rexiter Capital Management Limited, dated October, 2005, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(33)  The Code of Ethics for Acadian Asset Management Inc., dated April, 2006, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(34)  The Code of Ethics for Fuller & Thaler Asset Management, Inc. is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(35)  The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on August 1, 2005.

(p)(36)  The Code of Ethics for J.P. Morgan Investment Management Inc. is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2005.

(p)(37)  The Code of Ethics for Ashmore Investment Management Limited is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(38)  The Code of Ethics for AlphaSimplex Group LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(39)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc. is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(40)  The Code of Ethics for Record Currency Management Limited is herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(41)  The Code of Ethics for SSgA Funds Management, Inc. is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(42)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

(p)(43)  The Code of Ethics for AXA Rosenberg Investment Management Inc., dated February 7, 2005, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(44)  The Code of Ethics for Weiss, Peck & Greer Investments, dated April, 2006, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(p)(45)  The Code of Ethics for Highland Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 28, 2006.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Nina Lesavoy, James M. Storey, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on July 14, 2006.

Item 24.

See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management Inc.

Acadian Asset Management Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom, Chairman	—	—
Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald D. Frashure, President	—	—
Churchill G. Franklin, Executive Vice President	—	—
John R. Chisholm, Executive Vice President	—	—
Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity and World Equity Ex-US Funds and AllianceBernstein's investment unit of Sanford C. Bernstein & Co., LLC ("Bernstein"), a wholly-owned subsidiary and an investment unit of AllianceBernstein, serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity, International Equity, World Equity Ex-US, International Fixed Income and Large Cap Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein and Bernstein are investment advisers registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lewis A. Sanders Chairman of the Board, Chief Investment Officer/ Director	ACMC	Chairman of the Board and Chief Executive Officer/ Director
Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board
Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Denis Duverne Director	AXA AELIC	Chief Financial Officer Director
Mark R. Manley Senior Vice President and Chief Compliance Officer	ACMC	Senior Vice President and Chief Compliance Officer
Seth J. Masters Executive Vice President	ACMC	Executive Vice President
Roger Hertog Vice Chairman and Director	ACMC	Vice Chairman
Benjamin D. Holloway Director	Continental Companies	Consultant
Dominique Carrel-Billard Director	Centenial Companies	Consultant
Douglas J. Peebles Executive Vice President	ACMC	Executive Vice President
W. Edwin Jarmain Director	Jarmain Group Inc.	President
Gerald M. Lieberman President, Director and Chief Operating Officer	ACMC	President and Chief Operating Officer
Peter J. Tobin Director	St. John's University	Special Assistant to the President
Stanley B. Tulin Director	AXA Financial	Vice Chairman, Chief Financial Officer
Sharon E. Fay Executive Vice President	ACMC	Executive Vice President
Lorie Slutsky Director	—	—
Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	ACMC	Senior Vice President and Chief Financial Officer
John Blundin Executive Vice President	—	—
Marilyn Fedak Executive Vice President	ACMC	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas S. Hexner Executive Vice President	ACMC	Executive Vice President
Marc O. Mayer Executive Vice President	ACMC	Executive Vice President
James G. Reilly Executive Vice President	ACMC	Executive Vice President
Lawrence H. Cohen Executive Vice President	ACMC	Executive Vice President
Laurence E. Cranch Executive Vice President and General Counsel	ACMC	Executive Vice President and General Counsel
Paul Rissman Executive Vice President	ACMC	Executive Vice President
Christopher Toub Executive Vice President	ACMC	Executive Vice President
Lisa Shalett Executive Vice President	ACMC	Executive Vice President
David Steyn Executive Vice President	ACMC	Executive Vice President
Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer
Mark R. Gordon Executive Vice President	ACMC	Executive Vice President

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha and Global Managed Volatility Funds. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President
Scott Powers Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer
Marie Nastasi Arlt Director and Chief Operating Officer	—	—
Harinda de Silva Director and President	—	—

AlphaSimplex Group LLC

AlphaSimplex Group LLC ("AlphaSimplex") is a sub-adviser for the Registrants Large Cap Disciplined Equity Fund. The principal business address of AlphaSimplex is One Cambridge Center, Cambridge, MA 02142. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew W. Lo Managing Member, Chief Scientific Officer, Chairman of the Investment Committee	Sloan School of Management, Massachusetts Institute of Technology Laboratory for Financial Engineering, Massachusetts Institute of Technology	Harris & Harris Group Professor of Finance Director
Nicholas Chan Chief Technology Officer	—	—
Arnout M. Eikeboom Chief Risk Officer and Chief Compliance Officer	—	—
Shane M. Haas Senior Research Scientist	—	—
Brent R. Mathus Head of Trading	—	—
Kendall A. Walker Chief Financial Officer	—	—

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal and Portfolio Manager	—	—
Kevin M. Johnson Principal and Portfolio Manager	—	—
Gina Marie N. Moore Principal and Portfolio Manager	—	—
Martha E. Ortiz Principal and Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Douglas D. Dixon Principal Accounting	—	—
R. Brian Wenzinger Principal Accounting	—	—
Stefani Cranston Principal Accounting	—	—
Paul Dodge Principal Operations	—	—
Joseph F. Dietrick Chief Compliance Officer	—	—
Gregory J. Rogers Principal Trading	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC	Officer
Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC	Officer
Janet D. Olsen General Counsel	Artisan Distributors LLC	Officer
Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Equity and Emerging Markets Debt Funds. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Mark Langhorn Coombs Director	Ashmore Group Limited Ashmore Investments (UK) Ltd	Director Director
	Ashmore Investment Management Limited	Director
	Ashmore Asset Management Limited	Director
	Ashmore Russian Equity Fund (Cayman Islands registered)	Director (resigned July 4, 2006)
	Ashmore AOF (GP) Limited (Cayman Islands registered)	Director
	Ashmore Global Special Situations Fund Limited (Guernsey registered)	Director (resigned November 4, 2006)
	Ashmore Global Special Situations Fund 2 Limited (Guernsey registered)	Director (resigned November 4, 2006)
	Ashmore Emerging Markets Debt Fund (Cayman Islands registered)	Director (resigned May 4, 2006)
	Ashmore Management Company Limited (Guernsey registered)	Director (resigned May 4, 2006)
	International Administration (Guernsey) Limited (Guernsey registered)	Director (resigned December 30, 2005)
	Balkan Regeneration Fund (Cayman Islands registered)	Director (resigned June 29, 2005)
	CPI Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	Ashmore Cayman SPC Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	Ashmore Global Special Situations Fund 3 Limited (Guernsey registered)	Director
	Ashmore Emerging Markets Debt and Currency Fund (Guernsey registered)	Director (resigned November 4, 2006)
	EMTA (formerly "Emerging Markets Traders Association" (US registered)	Director (Co-chair)
	Ashmore SICAV (Luxembourg registered)	Director (resigned May 31, 2006)
	Ashmore (Hong Kong) Limited (Hong Kong registered)	Director
	Ashmore Energy International Limited (Cayman Islands registered)	Director

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Camal Co Energy Partners Limited	Director
	Ashmore Local Currency Fund (Cayman Islands registered)	Director (resigned May 4, 2006)
	Fidelity Cayman Investment Company Limited (Cayman Islands registered)	Director (resigned December 4, 2006)
	The Ashmore Group Limited Pension Scheme	Trustee (Ceased)
	The Ashmore Group Ltd Retirement and Death Benefit Scheme	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Mark Coombs	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Julian Green	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Christopher Raeder	Trustee
	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Jerome Booth	Trustee
Jon Moulton - Director	Alchemy Partners (Guernsey) Ltd (Guernsey registered)	Director
	Alchemy Partners LLP	Director
	30 St James's Square Investments Ltd	Director
	Airborne Systems Group Limited	Director
	Airborne Systems Holdings Ltd	Director
	Airborne Systems Limited	Director
	Ashmore Group Ltd	Director
	Ashmore Investments (UK) Ltd	Director
	Ashmore Investment Management Ltd	Director
	Aries (Mauritius registered)	Director
	Cedar Ltd In Liquidation	Director
	Cedar Crestone (US-Delaware) registered Data point Finance Ltd (In Liquidation)	Director
	Edlaw plc	Director
	Point-on Holdings	Director
	Redac Ltd	Director
	Redac Gratis Limited	Director
	Redac Group Ltd	Director
	Redac Group No 2 Ltd	Director

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Sandsenor Ltd In Liquidation	Director
	Sylvan International Limited	Trustee
	Sylvan Trustees Limited	Director (resigned May 9, 2006)
	Tattershall Castle Group Limited	Director
	TCG Holdings Ltd	Director
	UK Stem Cell Foundation	Director
	Wardle Storeys (Group) Limited	Director (resigned September 29, 2005)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's International Equity, World Equity and Emerging Markets Equity Funds. The principal business address of Analytic is 4 Ornida Way, Building E, Ornida, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephane Prunet Global Chief Executive Officer
Kenneth Reid Global Chief Investment Officer
William E. Ricks Chief Executive Officer and Chief Investment Officer of North America
Barr Rosenberg Chairman
Vincent Ordenneau Global Chief Financial Officer
William R. Wiebe Global Head of Legal and Compliance

BlackRock Capital Management, Inc.

BlackRock Advisors, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Steven Buller, Chief Financial Officer and Managing Director	BlackRock, Inc., New York, NY New BlackRock, Inc., New York, NY BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director Chief Financial Officer and Managing Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock (Japan), Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock International, Ltd, Edinburgh, Scotland	Chief Financial Officer and Managing Director
	BlackRock Overseas Investment Corp., New York, NY	Chief Financial Officer and Managing Director
	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director
	State Street Management & Research Company, Boston, MA	Chief Financial Officer and Managing Director
	BlackRock Funding International, Ltd., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Advisors, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	Risk Monitors, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Japan Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director
Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock, Inc., New York, NY New BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary General Counsel, Managing Director and Secretary
	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock (Japan), Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock International, Ltd, Edinburgh, Scotland	General Counsel, Managing Director and Secretary
	BlackRock Overseas Investment Corp.	General Counsel, Managing Director and Secretary
	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary
	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary
	State Street Management & Research Company, Boston, MA	General Counsel, Managing Director and Secretary
	BlackRock Funding International, Ltd., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Advisors, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	Risk Monitors, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Japan Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary
	BlackRock Merger Sub, Inc., New York, NY	Director
Laurence D. Fink, Chief Executive Officer	BlackRock, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Funds, Wilmington, DE	Trustee
	New BlackRock, Inc., New York, NY	Chairman & Chief Executive Officer
	BlackRock Financial Management, Inc., New York, NY	Chairman & Chief Executive Officer
	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer
	BlackRock (Japan), Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Overseas Investment Corp., New York, NY	Chairman and Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock International, Ltd, Edinburgh, Scotland	Chairman and Chief Executive Officer
	BlackRock Investments, Inc., New York, NY	Chairman and Chief Executive Officer
	BlackRock Asia Limited, Hong Kong	Chairman and Chief Executive Officer
	BlackRock HPB Management LLC	Director
	Nomura BlackRock Asset Management Co., Ltd.	Chairman and Chief Executive Officer
	SSRM Holdings, Inc., Boston, MA	Chairman and Chief Executive Officer
	State Street Management & Research Company, Boston, MA	Chairman and Chief Executive Officer
	State Street Research Investment Services, Inc., Boston, MA	Director
Robert S. Kapito, Vice Chairman and Director	BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Closed-End Funds, Wilmington, DE	President and Trustee
	New BlackRock, Inc., New York, NY	Vice Chairman
	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director
	BlackRock (Japan), Inc., New York, NY	Vice Chairman and Director
	BlackRock Overseas Investment Corp., New York, NY	Vice Chairman and Director
	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Director
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	Vice Chairman and Director
	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Director
	State Street Management & Research Company, Boston, MA	Vice Chairman and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Director
	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Funding International, Ltd., New York, NY	Vice Chairman and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	Vice Chairman
	BlackRock Japan Holdings, Inc., New York, NY	Vice Chairman and Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director
	BlackRock Advisers, Inc., Wilmington, DE	Vice Chairman and Director
	Risk Monitors, Inc., New York, NY	Vice Chairman and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director
	BlackRock Merger Sub, Inc., New York, NY	Vice Chairman
Ralph L. Schlosstein, President and Director	BlackRock, Inc., New York, NY	President and Director
	BlackRock Closed-End Funds, Wilmington, DE	Chairman and Trustee
	BlackRock Liquidity Funds, Wilmington, DE	Chairman and President
	BlackRock Financial Management, Inc., New York, NY	President and Director
	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director
	BlackRock (Japan), Inc., New York, NY	President and Director
	BlackRock Overseas Investment Corp., New York, NY	President and Director
	BlackRock HPB Management LLC, New York, NY	Director
	BlackRock International, Ltd, Edinburgh, Scotland	President and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Investments, Inc., New York, NY	Director
	BlackRock Asia Limited, Hong Kong	President and Director
	Anthracite Capital, Inc.	Chairman
	SSRM Holdings, Inc., Boston, MA	President and Director
	State Street Management & Research Company, Boston, MA	President and Director
	State Street Research Investment Services, Inc., Boston, MA	Director
	BlackRock Realty Advisors, Inc., San Francisco, CA	Chairman
	New BlackRock, Inc., New York, NY	President and Director
	BlackRock Funding, Inc., Wilmington, DE	President and Director
	BlackRock Funding International, Ltd., New York, NY	President and Director
	BlackRock Advisors Singapore Pte. Ltd., Singapore	President
	BlackRock Japan Holdings, Inc., New York, NY	President and Director
	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director
	BlackRock Advisers, Inc., Wilmington, DE	President and Director
	Risk Monitors, Inc., New York, NY	President and Director
	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director
	BlackRock Merger Sub, Inc., New York, NY	President

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin Chairman and CEO	Mellon Trust of New England, N.A.	Senior Vice President
	TBC General Partner, LLC	Director, President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	TBCAM Holdings, LCC	Director
	Standish Mellon Asset Management, LLC	Member
Patrick Sheppard Chief Operating Officer President	Mellon Institutional Funds Investment TBC General Partner, LLC	CEO Director
	TBCAM Holdings, LLC	Director
Stephen Canter	Dreyfus Corporation	Chairman of the Board and CEO
	Dreyfus Founders Funds	President, Principal Executive Officer
	Dreyfus Trust Company	Director, Chairman, President, CEO
	Founders Asset Management LLC	Member, Board of Managers
	Franklin Portfolio Associates, LLC	Director
	Franklin Portfolio Holdings, LLC	Director
	Mellon Bank, N.A.	Vice Chairman
	Mellon Capital Management Corp.	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon Financial Corporation	Vice Chairman
	Newton Management Limited	Director
	Standish Mellon Asset Management Company LLC	Board Manager
	TBCAM Holdings, LLC	Director
John Nagorniak	AIMR Research Foundation	Trustee
	Boston Security Analyst Society, Inc	Director
	Boston Security Analyst Society, Inc	President
	Foxstone Financial, Inc	President-Director
	Franklin Portfolio Associates Trust	Chairman-Trustee
	Franklin Portfolio Holdings, Inc.	President-Director
	Franklin Portfolio Holdings, LLC	Chairman, Director
	Life Harbor Investments, Inc	Director
	Life Harbor, Inc	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Executive Committee Member
	Mellon HBV Advisors LLC	Manager
	Mellon HBV Alternative Strategies Holdings LLC	Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Mellon HBV Alternative Strategies LLC	Manager
	Mellon HBV Company Limited	Director
	Mellon HBVII LLC	Manager
	MIT Investment Corporation	Director
	Newton Management Limited	Director
	Pareto U.S. High Yield Fixed Income Fund, LLC	Management Board Member
	Pareto Investment Management Limited	Director
	Princeton Association of New England	Director
	Standish Mellon Asset Management Company, LLC	Board Manager
	TBCAM Holdings, LLC	Director
Ronald O'Hanley	EACM Advisors, LLC	Board of Managers
	Fixed Income (DE) Trust	Trustee
	Fixed Income (MA) Trust	Trustee
	Franklin Portfolio Holdings, LLC	Director
	Mellon Bank N.A.	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Chairman, Executive Committee Member
	Mellon Financial Corporation	Vice Chairman
	Mellon Trust of New England, N.A.	Director
	Pareto Investment Management Limited	Non Executive Director
	Standish Mellon Asset Management Company LLC	Director
	TBCAM Holdings, LLC	Chairman of the Board
	The Dreyfus Corporation	Vice Chairman, Director
Edward Ladd	TBCAM Holdings, LLC	Manager
	Standish Mellon Asset Management Company LLC	Manager
Scott E. Wennerholm	EACM Advisors, LLC	Director
	Franklin Portfolio Holdings, LLC	Director
	Mellon Capital Management Corporation	Director
	Mellon Equity Associates, LLP	Director
	Newton Management Limited	Director
	Standish Mellon Asset Management Company LLC	Director
	TBCAM Holdings, LLC	Director

Capital Guardian Trust Company

Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S. Armour Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Vice President
Andrew F. Barth Director and President Capital Guardian Trust Company	The Capital Group Companies Capital Group International, Inc. Capital International Research, Inc.	Director Director, Executive Vice President Director, President and Research Director
Michael D. Beckman Senior Vice President Capital Guardian Trust Company Formerly Director	The Capital Group Companies

Capital Guardian Trust Company
of Nevada
Capital International Asset
Management, Inc.
Capital International Financial
Services, Inc.
Capital International Asset
Management (Canada), Inc.

Capital Group International, Inc.	Director and Senior Vice President
 of Central Services Group
Director

Director and President
Director and President
Formerly, Treasurer
Senior Vice President
Formerly, Chief Financial
Officer and Secretary
Formerly, Senior Vice President
Julius T. (Terry) Berkemeier Senior Vice President Formerly, Vice President	Capital International, Inc. Capital International Limited Capital International Research, Inc.	Vice President SeniorVice President Formerly Vice President Senior Vice President
Michael A. Burik Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Financial Services, Inc.	Senior Vice President and Senior Counsel Vice President and Secretary
Scott M. Duncan Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John B. Emerson Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director and President Formerly, Executive Vice President
Michael R. Ericksen Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International Limited	Director Director and Chairman Formerly, Director and President
Michael A. Felix Director, Senior Vice President and Treasurer Capital Guardian Trust Company	Capital Guardian (Canada), Inc. Capital International, Inc.	Senior Vice President, and Treasurer Director and Senior Vice President
David I. Fisher Director and Chairman Capital Guardian Trust Company	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital International Limited (Bermuda)	Director and Chairman Director and Vice Chairman Director and Vice Chairman Director and President
	The Capital Group Companies, Inc.	Director and Chairman of the Executive Committee
	Capital International Research, Inc.	Director
	Capital Group Research, Inc.	Director
Clive N. Gershon Senior Vice President Capital Guardian Trust Company	N/A	N/A
Cheryl L. Hesse Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc. Capital Management Services, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel Secretary
Frederick M. Hughes, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A
Mary M. Humphrey Senior Vice President Capital Guardian Trust Company	N/A	N/A

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William H. Hurt Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation Capital Strategy Research, Inc.	Director and Chairman Director and Chairman
Peter C. Kelly Director, Senior Vice President and Senior Counsel Capital Guardian Trust Company	Capital International, Inc. Capital International Emerging Markets Fund Capital Group International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary Director Secretary
Charles A. King Senior Vice President Capital Guardian Trust Company	N/A	N/A
Naomi H. Kobayashi Senior Vice President and Senior Counsel Capital Guardian Trust Company Formerly, Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel Formerly, Vice President and Senior Counsel
Lianne K. Koeberle Senior Vice President Capital Guardian Trust Company	N/A	N/A
Victor D. Kohn Director Capital Guardian Trust Company	Capital International, Inc. Capital International Research, Inc.	Director and President Senior Vice President
Nancy J. Kyle Director and Vice Chairperson Capital Guardian Trust Company	Capital Guardian (Canada), Inc.	Director and Vice Chairperson Formerly Director and President
Karin L. Larson Director Capital Guardian Trust Company	Capital Group Research, Inc. Capital International Research, Inc.	Director, Chairperson, and President Director and Chairperson
Karen A. Miller Director and Senior Vice President Formerly, Vice President	Capital International Research, Inc.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James R. Mulally Director and Senior Vice President Capital Guardian Trust Company	Capital International Limited	Senior Vice President
Shelby Notkin Director and Senior Vice President Capital Guardian Trust Company	Capital Guardian Trust Company, a Nevada Corporation	Director
Michael E. Nyeholt Senior Vice President Capital Guardian Trust Company	N/A	N/A
Mary M. O'Hern Senior Vice President Capital Guardian Trust Company	Capital International Limited Capital International, Inc	Senior Vice President Senior Vice President
Jeffrey C. Paster Senior Vice President Capital Guardian Trust Company	N/A	N/A
Jason M. Pilalas Director Capital Guardian Trust Company	Capital International Research, Inc.	Senior Vice President
Paula B. Pretlow Senior Vice President Capital Guardian Trust Company	N/A	N/A
George L. Romine, Jr. Senior Vice President Capital Guardian Trust Company	N/A	N/A
Robert Ronus Senior Vice President Capital Guardian Trust Company Formerly, Director and Vice Chairman	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital Guardian (Canada), Inc. The Capital Group Companies, Inc.	Senior Partner Formerly Director Senior Vice President Senior Vice President Formerly, Director and Chairman Formerly, Director, Non-Executive Chairman
	Capital International S.A.	Formerly, Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Samuels Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital Guardian Trust Company, a Nevada Corporation	Director Director
Lionel A. Sauvage Director and Senior Vice President Capital Guardian Trust Company	The Capital Group Companies Capital International, Inc. Capital Guardian (Canada), Inc. Capital International Research, Inc.	Director Senior Vice President Vice President Formerly Director
Karen L. Sexton Senior Vice President Capital Guardian Trust Company Formerly, Vice President
Lawrence R. Solomon Director and Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital International Research Inc. Capital Management Services Inc.	Senior Vice President Director
Eugene P. Stein Director and Vice Chairman Capital Guardian Trust Company	The Capital Group Companies Inc.	Director
P. Andrew Stenovec Director and Executive Vice President Capital Guardian Trust Company	N/A	N/A
Jill A. Sumiyasu Senior Vice President Capital Guardian Trust Company Formerly, Vice President	N/A	N/A
Philip A. Swan Senior Vice President Capital Guardian Trust Company.	N/A	N/A
Elmon L. Vernier, Jr. Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Eugene M. Waldron Senior Vice President Capital Guardian Trust Company	N/A	N/A
Alan J. Wilson Director and Senior Vice President Capital Guardian Trust Company Formerly, Vice President	Capital International Research Inc. Capital Research Company American Funds Distributors, Inc.	Director, Executive Vice President and Research Director, U.S. Director Director
Robin L. Zakoor Senior Vice President Capital Guardian Trust Company Formerly, Vice President

David J. Greene and Company, LLC

David J. Greene and Company, LLC ("D.J. Greene") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor, New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael C. Greene Principal, Chief Executive Officer	—	—
Alan I. Greene Principal, Chairman of Investment Committee	—	—
Erwin A. Zeuschner Principal, Research Analyst	—	—
Robert J. Ravitz, CFA Principal, Research Analyst	—	—
Benjamin H. Nahum Principal, Executive Vice President, Portfolio Manager	—	—
James R. Greene Principal, Investment Advisor	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stanley G. Lee, CFA Principal, Investment Advisor	—	—
Clarissa Moore Principal, Director of Client Service & Marketing	—	—
Pong Chan Principal, Chief Financial Officer	—	—
Amit Solomon, PhD Principal, Research Analyst	—	—
Lee D. Unterman Principal, Chief Compliance Officer	— Kurzman Karelsen & Frank, LLP	— Attorney

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Small Cap, Large Cap, Large Cap Diversified Alpha and Small/Mid Cap Equity Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser
	Lincoln National Investment Companies, Inc.	Managing Director- Fixed Income
Ryan K. Brist Executive Vice President, Managing Director, Chief Investment Officer- Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Management Holdings, Inc. Optimum Fund Trust	Similar capacities as positions with the Adviser President, Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Management Holdings, Inc. Prudential Investment Management Inc.	Similar capacities as positions with the Adviser Vice President of Finance (1998-2004)
See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer- Fixed Income	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	HYPPCO Finance Company Ltd.	Director, Trustee
Douglas L. Anderson Senior Vice President- Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Marshall T. Bassett Senior Vice President, Chief Investment Officer- Emerging Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael P. Bishof Senior Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stephen R. Cianci Senior Vice President, Senior Portfolio Manager	Delaware Investments Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James A. Forant Senior Vice President, Director, Technical Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Brian Funk Senior Vice President, Director of Credit Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Brent C. Garrells Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Jonathan Hatcher Senior Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Francis X. Morris Senior Vice President, Chief Investment Officer- Core Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Susan L. Natalini Senior Vice President- Marketing & Shared Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Zoë Neale Senior Vice President, Chief Investment Officer- International Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Thomas Weisel Partners	Portfolio Manager (2002-2005)
D. Tysen Nutt Senior Vice President, Chief Investment Officer- Large Cap Value Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Managing Director-U.S. Active Large-Cap Value Team (1994-2004)
David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Vice President, General Counsel
John J. O'Connor Senior Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Timothy L. Rabe Senior Vice President, Senior Portfolio Manager, Head of High Yield	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Richard Salus Senior Vice President, Controller, Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Deputy Controller
James L. Shields Senior Vice President, Chief Information Officer	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer- Focus Growth Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Transamerica Investment Management, LLC	Principal, Executive Vice President (1980-2005)
Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Gary T. Abrams Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher S. Adams Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Damon J. Andres Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Margaret MacCarthy Bacon Vice President, Investment Specialist	Delaware Management Holdings, Inc. Thomas Weisel Partners	Similar capacities as positions with the Adviser Client Services Officer (2002-2005)
Todd Bassion Vice President, Senior Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Thomas Weisel Partners	Senior Research Associate (2002-2005)
Richard E. Biester Vice President, Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher J. Bonavico Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1993-2005)
Vincent A. Brancaccio Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth F. Broad Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (2000-2005)
Mary Ellen M. Carrozza Vice President, Client Services	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Stephen G. Catricks Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Anthony G. Ciavarelli Vice President, Assistant General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
David F. Connor Vice President, Deputy General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Lincoln National Investment Companies, Inc.	Vice President, Deputy General Counsel, Secretary
Stephen J. Czepiel Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Christopher M. Ericksen Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Portfolio Manager (2004-2005)
	Goldman Sachs	Vice President, Portfolio Manager (1994-2004)
Joel A. Ettinger Vice President-Taxation	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
	Delaware Investments Family of Funds	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Lincoln National Investment Companies, Inc.	Vice President, Taxation
Phoebe W. Figland Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Joseph Fiorilla Vice President-Trading Operations	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Charles E. Fish Vice President, Senior Equity Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Clifford M. Fisher Vice President, Senior Municipal Bond Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Patrick G. Fortier Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Portfolio Manager (2000-2005)
Paul D. Foster Vice President, Investment Specialist- Emerging Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Denise A. Franchetti Vice President, Portfolio Manager, Municipal Bond Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
James A. Furgele Vice President-Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Barry S. Gladstein Vice President, Portfolio Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Gray Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Thomas Weisel Partners	Portfolio Manager (2002-2005)
Lisa L. Hansen Vice President, Head of Focus Growth Equity Trading	Delaware Management Holdings, Inc. Transamerica Investment Management, LLC	Similar capacities as positions with the Adviser Principal, Portfolio Manager, Senior Trader (1997-2005)
Gregory M. Heywood Vice President, Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Senior Research Analyst (2004-2005)
	Wells Capital Management, LLC	Senior Analyst (2003-2004)
Sharon Hill Vice President, Head of Quantitative Research and Analytics	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Christopher M. Holland Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Michael E. Hughes Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Jordan L. Irving Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Vice President—U.S. Active Large-Cap Value Team (1998-2004)
Cynthia Isom Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth R. Jackson Vice President, Quantitative Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Audrey E. Kohart Vice President, Financial Planning and Reporting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Andrew Kronschnabel Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Rosanne L. Kropp Vice President, Senior Fund Analyst II- High Grade	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Nikhil G. Lalvani Vice President, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Steven T. Lampe Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Alfio Leone IV Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Anthony A. Lombardi Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Director-U.S. Active Large-Cap Value Team (1998-2004)
Francis P. Magee Vice President, Equity Business Manager	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Charles (Tom) T. McClintic Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael S. Morris Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Scott Moses Vice President, High Grade Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Philip O. Obazee Vice President, Derivatives Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Donald G. Padilla Vice President, Portfolio Manager, Senior Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Caleb Piper Vice President, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Daniel J. Prislin Vice President, Senior Portfolio Manager, Equity Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Transamerica Investment Management, LLC	Principal, Portfolio Manager (1998-2005)
Gretchen Regan Vice President, Quantitative Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Craig S. Remsen Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Carl Rice Vice President, Senior Investment Specialist, Large Cap Value Focus Equity	Delaware Management Holdings, Inc. Delaware Investments Family of Funds Merrill Lynch	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser Director, Product Specialist (1999-2004)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joseph T. Rogina Vice President, Equity Trader	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Debbie A. Sabo Vice President, Equity Trader-Focus Growth Equity	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Kevin C. Schildt Vice President, Senior Municipal Credit Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Richard D. Seidel Vice President, Assistant Controller, Assistant Treasurer	Delaware Management Holdings, Inc. Lincoln National Investment Companies, Inc.	Similar capacities as positions with the Adviser Vice President, Assistant Controller, Manager-Payroll
Brenda L. Sprigman Vice President, Business Manager- Fixed Income	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Michael T. Taggart Vice President-Facilities & Administrative Services	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Risè Taylor Vice President-Strategic Investment Relationships	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Matthew Todorow Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Spencer M. Tullo Vice President, High Yield Trader	Delaware Management Holdings, Inc.	Similar capacities as positions with the Adviser
Robert A. Vogel, Jr. Vice President, Senior Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
	Merrill Lynch	Director, U.S. Active Large-Cap Value Team (1992-2004)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lori P. Wachs Vice President, Portfolio Manager	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Laura A. Wagner Vice President- Investment Accounting	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Kathryn R. Williams Vice President, Associate General Counsel, Assistant Secretary	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser
Greg Zappin Vice President, Senior Credit Research Analyst	Delaware Management Holdings, Inc. Delaware Investments Family of Funds	Similar capacities as positions with the Adviser Similar capacities as positions with the Adviser

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Antoine W. van Agtmael Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee Director
	The Africa Emerging Markets Fund	Director
	Emerging Markets Strategic Fund	Director
	Strategic Investment Management International, L.P.	Director
	Strategic Investment Partners, Inc.	Director
	Emerging Markets New Economy Fund PLC	Director
Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors Corporation The Latin America Small Capitalization Fund	Managing Director, Secretary/Treasurer and member of the Investment Committee Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Strategic Investment Management, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Management International, L.P.	Managing Director, Secretary/Treasurer and member of the Investment Committee
	Strategic Investment Partners, Inc. (SIP)	Managing Director, Secretary/Treasurer and member of the Investment Committee
Felicia J. Morrow Managing Director, Lead Portfolio Manager, Chief Operating Officer and member of the Investment Committee	Emerging Markets Investors Corporation Emerging Markets Management Company (Ireland) Limited	Managing Director and member of the Investment Committee Director
Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors Corporation	Director
	Strategic Investment Management, L.P.	President, Director and a member of the Investment Committee
	Strategic Investment Management International, L.P.	President, Director and a member of the Investment Committee
	Strategic Investment Partners, Inc.	President, Director and a member of the Investment Committee
	Rockefeller Family Fund	Member of the Investment and Finance Committees
	General Mills	Member of the Board of Directors
	The World Bank/IMF Credit Union	Member of the Board of Directors
	Harvard Management Company	Member of the Board of Directors
	McGraw-Hill Companies	Member of the Board of Directors
Mary C. Choksi Managing Director and Director	Emerging Markets Investors Corporation The Emerging Markets Country Series Fund—The Value Fifty Portfolio	Managing Director, Director Director
	EMSAF Mauritis	Managing Director, Director and member of the Investment Committee
	Strategic Investment Management, L.P.	Managing Director, Director and member of the Investment Committee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Strategic Investment Management International, L.P.	Managing Director, Director and member of the Investment Committee
	Strategic Investment Partners, Inc.	Managing Director, Director and member of the Investment Committee
	H.J. Heinz Company	Member of the Board of Directors
Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation	Managing Director and Director
	Strategic Investment Management, L.P.	Managing Director
	Strategic Investment Management International, L.P.	Managing Director
	Strategic Investment Partners, Inc.	Managing Director and Director

Enhanced Investment Technologies, LLC

Enhanced Investment Technologies, LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap and Large Cap Disciplined Equity Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
E. Robert Fernholz Ph.D. Executive Vice President and Chief Investment Officer	Enhanced Investment Technologies, LLC	Director, Executive Vice President and Chief Investment Officer
Robert A. Garvy Chairman, President and CEO	Enhanced Investment Technologies, LLC	Director, President and Chief Executive Officer
David E. Hurley Executive Vice President and Chief Operating Officer	Enhanced Investment Technologies, LLC	Chief Operating Officer and Executive Vice President

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Fuller & Thaler is 411 Borel Avenue, Suite 300, San Mateo, California 94402. Fuller & Thaler is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel Kahneman, Director	Princeton University, Department of Psychology, Green Hall, Princeton, NJ 08544	Eugene Higgins Professor of Psychology
Richard Thaler, Director and Principal	The University of Chicago Graduate School of Business, 5807 South Woodlawn Avenue, Chicago, Illinois 60637	Robert P. Gwinn Professor of Behavioral Science and Economics

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Henry M. Paulson, Jr. Managing Director	The Goldman Sachs Group, Inc.	Chairman, Chief Executive Officer and Director
	Goldman, Sachs & Co.	Managing Director
Robert J. Hurst Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman and Director Managing Director
Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

ING Investment Management Co.

ING Investment Management Co. ("ING IM") is a sub-adviser for the Registrant's Emerging Markets Debt, Core Fixed Income and High Yield Bond Funds. The principal business address of ING is 230 Park Avenue, 13th Floor, New York, New York 10169. ING is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Crispin Chairman	—	—
Kenneth J. Monaghan Senior Vice President, Portfolio Manager	—	—
Paul H. Ross Senior Vice President, Portfolio Manager	—	—
J. Paul Gillin Senior Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Geert Dhont Senior Vice President, Portfolio Manager	—	—
Jeff Becker Chief Financial Officer	—	—
Michael Giotine Chief Compliance Officer	—	—
Gerald T. Lins General Counsel	—	—
Rick Nelson Director, Chief Investment Officer	—	—

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	INVESCO-National Asset Management	(2001 – 2002) Director of Product Management
Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	National City Investment Management, Co.	(1998 – 2003) Managing Director of Equity Investment
Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	National City Investment Management, Co.	(2001 – 2003) Portfolio Manager
Adam I. Friedman Senior Portfolio Manager & Principal	National City Investment Management, Co.	(1998 – 2003) Senior Portfolio Manager
William H. McNett CFA, Senior Portfolio Manager & Principal	Turner Investments	(1999 – 2003) Principal/ Client Service

J.P Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 522 Fifth Avenue, New York, New York 10036. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO
Clive Brown Director, Managing Director	—	—
George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President
Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—
Lawrence M. Unrein Director, Managing Director	—	—
Martin R. Porter Global Head of Equities, Managing Director	—	—
Andrew Spencer Chief Investment Officer of U.S. Retail Business, Managing Director	—	—
Anthony M. Roberts Head of Legal, Managing Director	—	—
Francis X. Curley Chief Compliance Officer, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder, Chairman	—	—
Kenneth Swan President & C.O.O.	—	—
Robert A. Smith Partner	Castanea Partners, Inc	Co-Founder and Managing Director
	The Neiman Marcus Group	Vice Chairman of the Board of Directors

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jonathan Stone Portfolio Manager	—	—
Andrew L. Beja Portfolio Manager	—	—
R. Todd Vingers Portfolio Manager	—	—
Jeffrey Davis C.I.O.	Rockefeller & Co Berklee School of Music	C.I.O. Board of Trustees
	International House-NYC	Board of Trustees
Joseph F. Tower III Chief Financial Officer, Chief Compliance Officer	Mellon Financial Corporation	Vice President

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas D. Stevens President & Chairman	—	—
Hal W. Reynolds Chief Financial Officer, Chief Investments Officer & Treasurer	—	—
David R. Borger Vice President, Director of Research	—	—
Stuart K. Matsuda Secretary, Director Of Trading	—	—
Chris Kugler Director of Implementation	—	—
Michael Paschal Director of IT	—	—
Carin Madden Director of Operations	—	—
Jennifer Reynolds Associate	—	—
Iman Movahed Research Associate	—	—

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc. General Partner	—	—
Josef Lakonishok Partner, CEO, Portfolio Manager	University of Illinois	Professor of Finance
Robert Vishny Partner, Portfolio Manager	—	—
Menno Vermeulen, CFA Partner, Portfolio Manager,	—	—
Christopher J. LaCroix Partner, Managing Director of Business Development	—	—
Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—
Patricia J. O'Connor CFO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder
William Edward Jacques, CIO, Executive Vice President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder
Alan J. Strassman Chairman, Limited Partner	Martingale Asset Management Corporation	Director, Chairman, Shareholder

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Arnold Seton Wood President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder
Douglas Evan Stark CFA, Investment Research, Portfolio Manager, Limited Partner	—	—
Samuel Nathans, CFA Portfolio Manager, Limited Partner	—	—
Thomas A. Cosmer CFA, Senior Vice President and Partner	—	—
Jill G. Brogan Vice President and Partner	—	—
Guy A. Skaggs Senior Vice President and Partner	—	—
Elizabeth F. Davis Vice President and Partner	—	—
Jennifer Visco, CPA Vice President and Partner	—	—
James M. Eysenbach, CFA Senior Vice President	—	—
Ellen M. Kelly Senior Vice President and Partner	—	—

Mazama Capital Management, Inc.

Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—
Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jill Ronne Collins Senior VP Marketing & Client Services	—	—
Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—
Stephen Charles Brink Senior Vice President, Director of Research	—	—

McKinley Capital Management, Inc.

McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, International Equity and World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc. McKinley Offshore Management, Ltd.	Officer, Director Director
Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd. FAS Alaska, Inc.	Director Officer, Director
B. Thomas Willison Director	—	—
Tamara L. Leitis Assistant Vice President, HR Manager	—	—
Gregory O'Keefe CFO	—	—
Charles Weaver Director	—	—
Brian Stafford Director	Lexis Nexis Special Services, Inc.	Director
Robert Storer Director	—	—

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Long Duration, Extended Duration, High Yield Bond and Core Fixed Income Funds. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Chief Executive Officer, Partner	Metropolitan West Funds West Gate Advisors, LLC	Chairman of the Board of Trustees, CEO, President Chairman of the Board of Trustees, CEO, President
	MWAM Distributors, LLC	CEO
Tad Rivelle Chief Investment Officer, Partner, Managing Director	West Gate Advisors, LLC	Chief Investment Officer, Partner, Managing Director
Laird Landmann Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
David Lippman Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
Steve Kane Portfolio Manager, Partner, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Partner, Managing Director
Chris Scibelli Director of Marketing, Partner, Managing Director	West Gate Advisors, LLC	Director of Marketing, Partner, Managing Director
Patrick Moore Director of Client Services	West Gate Advisors, LLC	Director of Client Services
Joseph Hattesohl Chief Financial Officer	West Gate Advisors, LLC Metropolitan West Funds	Chief Financial Officer Treasurer, Chief Financial Officer
	MWAM Distributors, LLC	President
Cal Rivelle Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer
Richard Hollander Director	Metwest Financial	Chairman, Chief Executive Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald E. Canakaris, CFA CEO, President, Director and CIO	—	—
Albertus Petrus Schouws Director	ABN AMRO Asset Management Holding, NV	Global Chief Financial Officer
Huibert Boumeester Director	ABN AMRO Asset Management Holding, NV	Chairman, CEO
William A. Vogel, CFA Executive Vice President, Director	—	—

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Levine President, CEO and Board Member	Nomura Holding America, Inc.	Executive Managing Director
Joseph Redmond Schmuckler Co-Chairman of the Board	Nomura Securities International, Inc.	President, Chief Operating Officer
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America, Inc. Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director Chief Legal Officer, Board Member, Executive Managing Director
Hideyuki Takahashi Co-Chairman of the Board	Nomura Securities International, Inc.	Chairman of the Board
	Nomura Holding America, Inc.	Board Member
David Crall Managing Director	—	—
Stephen Kotsen Director	—	—

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap Growth, Small Cap Value and Small/Mid Cap Equity Funds. The principal business address of PanAgora is located at 260 Franklin Street, 22nd Floor, Boston, MA 02110. PanAgora is a registered investment adviser under the Advisers Act.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC	Director Senior Vice President
	American Skandia Investment Services, Incorporated	Senior Vice President
	American Skandia Advisory Services, Inc.	Senior Vice President
Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Trust Company	Chairman & CEO Director
	Prudential Investment Management, Inc	Director and Vice President
Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc.	Director Assistant Secretary
	Prumerica Financial Asia Limited	Corporate Secretary
	Prudential Latin American Investments, Ltd.	Secretary
	Residential Information Services, Inc.	Vice President and Secretary
	The Prudential Insurance Company of America	Assistant Secretary
	Prudential Investment Management, Inc.	Vice President and Assistant Secretary
Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc.	Vice President Vice President
	Jennison Associates LLC	Executive Vice President and Treasurer
Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America	Executive Vice President Director Vice President
	Pramerica Asset Management, Inc.	Director
	Prudential Investment Management, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc.	Vice President Vice President Senior Vice President
	Prudential Investment Management, Inc.	Vice President
Bernard B. Winograd Manager	Jennison Associates LLC PIC Holdings Limited	Director Chairman and Director
	PIM Foreign Investments, Inc.	President
	PIM Warehouse, Inc.	Chairman and Director
	Prudential Investment Management Services LLC	Executive Vice President
	Prudential Asset Management Holding LLC	Manager and Vice President
	The Prudential Insurance Company of America	Vice President
	Prudential Investment Management, Inc.	Director and President & CEO
	PIM Investments, Inc.	Director and President

Record Currency Management Limited

Record Currency Management Limited ("Record") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and International Fixed Income Funds. The principal business address of Record is 1st Floor Morgan House, Madeira Walk, Windsor, Berkshire SL4 1EP United Kingdom. Record is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no partner of Record Currency Management Limited has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Chairman and Chief Investment Officer	—	—
Helena Coles Director—Senior Investment Manager	—	—
Arzu Akkemik Senior Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jamshed Desai Senior Investment Manager	—	—
Adrian Cowell Director—Senior Investment Manager	—	—
Murray Davey Director—Senior Investment Manager Managing Director— Global Emerging Markets	—	—
Christopher James Director—Senior Investment Manager	—	—
Gavin MacLachlan Chief Operating Officer Manager and Company Secretary	—	—
Nicholas Payne Director—Senior Investment Manager	—	—
Christopher Vale Director—Senior Investment Manager Chief Investment Officer— Asia	—	—
Joe Lyons Director	State Street Global Alliance (US)	Senior Principal
Christopher Douglas Legal Counsel	State Street Global Alliance (US)	Legal Counsel
Sam Stewart Chief Compliance Officer	SSgA Limited (UK)	Head of Compliance and Risk
Christopher Peacock Deputy Head of Compliance and Risk	SSgA Limited (UK)	Deputy Head of Compliance and Risk
Sean McLeod Compliance Assistant	SSgA Limited (UK)	Compliance Assistant
Tanya Barvenik Compliance and Risk Associate	SSgA Limited (UK)	Compliance Assistant
Ming Wong Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Elizabeth Shea Compliance—Code of Ethics	SSgA (US)	Compliance – Code of Ethics
Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting
Sylvana Billings Group Finance Manager	—	—

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin W. Bedell Managing Director	—	—
Anthony R. Manno, Jr. President, Director, and Managing Director	—	—
David E. Rosenbaum Managing Director	—	—
Kenneth D. Statz Managing Director	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward D. Loughlin Director, President	SEI Investments Company Enterprise Division	Executive Vice President—
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments (France)	Board of Directors
	SEI Investments Management Corporation II	Director, President
	SEI Investments Fund Management	Chief Executive Officer
	SEI Investments Canada Company	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Carl A. Guarino Director, Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Holdings (Cayman) Inc.	Executive Vice President Director Director
	SEI Investments (France)	Board of Directors
	LSV Asset Management	Management Committee
	SEI Investments Management Corporation II	Director, Senior Vice President
	SEI Investments Global, Limited	Director
	SEI Insurance Group, Inc.	Director
	SEI Franchise, Inc.	Director
	SEI Investments Fund Management	Senior Vice President
Jack May Vice President	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President
Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager
	SEI Investments Fund Management	General Counsel, Vice President, Secretary
	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary
	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Franchise, Inc.	Assistant Secretary
	SEI Investments Global (Bermuda) Ltd.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President
	SEI Investments Fund Management	Senior Vice President
	SEI Investments Company	Executive Vice President
	SEI Global Services, Inc.	Director, President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President, Secretary
	SEI Investments Global Funds Services	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary
Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary
	SEI Private Trust Company	General Counsel
	SEI Insurance Group, Inc. Secretary	Vice President, Assistant
Greg Gettinger Vice President	SEI Trust Company SEI Investments Global Funds Services	Vice President Vice President
	SEI Investments Fund Management	Vice President
	SEI Investments Management Corporation II	Vice President
	SEI Investments Management Corporation Delaware, L.L.C.	Vice President
	SEI Global Services, Inc.	Vice President
Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada) SEI Ventures, Inc.	Vice President, Treasurer Director, Vice President, Treasurer
	SEI Insurance Group, Inc.	Vice President, Treasurer
	SEI Global Investments Corp.	Vice President, Treasurer
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Primus Holding Corp.	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Franchise, Inc.	Vice President, Treasurer
	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Fund Management	Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary
	SEI Funds, Inc.	Director, Vice President, Treasurer
	SEI Investments Management Corporation II	Vice President, Treasurer
	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer
	SEI Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Investments Company	Vice President, Controller, Chief Accounting Officer
Carolyn McLaurin Vice President	—	—
Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President
	SEI Global Services, Inc.	Vice President
Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Assistant Secretary
	SEI Investments Global Funds Services	Assistant Secretary
	SEI Investments Fund Management	Assistant Secretary
David Campbell Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Lori Heinel Vice President	—	—
Jim Combs Vice President	SEI Global Services, Inc.	Vice President
Paul Klauder Vice President	SEI Global Services, Inc.	Vice President
Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Fund Services	Vice President Vice President
Wayne Withrow Senior Vice President	SEI Investments Company SEI Investments Distribution Co.	Executive Vice President Director
	SEI Investments Global Funds Services	Chief Executive Officer
	SEI Investments Fund Management	Senior Vice President
	SEI Trust Company	Director
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Management Corporation II	Senior Vice President
	SEI Investments Global (Bermuda) Ltd.	Director, President
Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary
Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors
Vincent Chu Vice President	SEI Asset Korea	Director
Kevin P. Robins Director, Senior Vice President	SEI Investments Company SEI Insurance Group, Inc. SEI Investments Fund Management	Senior Vice President Director Senior Vice President
	SEI Trust Company	Director
	LSV Asset Management	Management Committee
	SEI Investments Global (Cayman), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Management Corporation II	Director
	SEI Giving Fund	Director, President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joseph P. Ujobai Senior Vice President	SEI Investments Company SEI Inc. (Canada)	Executive Vice President Director
	SEI Capital Limited (Canada)	Director
	SEI Global Investments Corp.	President
	SEI Investments (Europe) Ltd	Director
	SEI Investments—Unit Trust Management (UK) Limited	Director
	SEI Global Nominee Ltd	Director
	SEI Investments (France)	Board of Directors
	SEI Asset Korea	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global, Limited	Director
	SEI Investments Canada Company	Director
	SEI Global Services, Inc.	Senior Vice President
Michael Hogan Vice President	—	—
James Smigiel Vice President	—	—
Greg Stahl Vice President	—	—
Jack McCue Vice President	—	—
Roger Messina Vice President	—	—
James Miceli Vice President	—	—
Michael Cagina Vice President	—	—
Michael Farrell Vice President	SEI Investments Distribution Co. SEI Private Trust Company	Vice President Trust Officer
	SEI Investments Management Corporation II	Vice President
	SEI Franchise, Inc.	Vice President
Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman), Limited	Vice President, Assistant Secretary Vice President, Secretary

Name and Position With WPG	Name of Other Company	Connection With Other Company
	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary
	SEI Global Services, Inc.	Vice President, Assistant Secretary
Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary
James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary
Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services SEI Investments Fund Management	Vice President, Assistant Secretary Vice President, Assistant Secretary
	SEI Investments Management Corporation II	Vice President, Assistant Secretary
Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc. Secretary	Vice President, Assistant
N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc. SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Secretary Senior Vice President, Assistant Secretary

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha, International Equity and World Equity Ex-US Funds. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel C. Dektar, Chief Investment Officer	OHSF Hedge MGP I, Inc.	Director
Stephen A. Eason, CFA, Executive Vice President	Eason Energy, Inc.	President
Eugene Flood, Jr., Ph.D., Chief Executive Officer	The College Retirement Equity Fund	Trustee
	Duke University's Fuqua School of Business	Member of Board of Visitors
	University of North Carolina at Chapel Hill	Member of Board of Visitors
	M.I.T's Sloan School of Management	Member of Dean's Advisory Committee
	M.I.T's Economics Department	Member of Visiting Committee

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael J. Giarla, Chairman	Wyandotte Community Corporation	Director
	Harrington Bank, FSB	Chairman
	Community First Financial Group, Inc.	Director
	Square 1 Financial	Vice Chairman
	Square 1 Bank	Director
	Peninsula Banking Group	Director
	Self Help Ventures Fund	Board member
	Duke University's Fuqua School of Business	Member of Board of Visitors
	Durham Academy	Trustee
	Society of Fellows of the Roxbury Latin School	Member
Stanley J. Kon, Ph.D., Director of Research	Harrington West Financial Group, Inc.	Director
	Los Padres Savings Bank, FSB	Director
Marianthe S. Mewkill Chief Operating Officer	—	—

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer/ Managing Member of General Partner	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director and Chief Investment Officer-Fixed Income
Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC	Director
	BACAP Alternative Multi- Stratgey Fund LLC	Director
	Liberty All-Star Fund	Director
	Liberty Growth Fund	Director
James J. Dooley Chief Financial Officer	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeffrey S. Scott Chief Compliance Officer	New York Life Insurance Company Salomon Brothers Asset Management Inc	Chief Compliance Officer
Adam J. Shapiro General Counsel	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Director

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is 1 Lincoln St. Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Vice President
Mitchell H. Shames Director	State Street Global Advisors	Senior Principal and Chief Counsel
Mark J. Duggan Chief Legal Officer	State Street Global Advisors	Senior Principal and Senior Counsel
Peter A. Ambrosini Chief Compliance Officer	State Street Global Advisors	Senior Principal and Chief Compliance and Risk Management Officer
Thomas P. Kelly Treasurer	State Street Global Advisors	Principal and Comptroller
Peter G. Leahy Director	State Street Global Advisors	Executive Vice President

Weiss, Peck & Greer Investments

Weiss, Peck & Greer Investments ("WPG") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of WPG 909 Third Avenue, New York, New York 10022. WPG is a registered investment adviser under the Advisers Act.

Name and Position With WPG	Other Company	Position With Other Company
William J. Kelly Chief Executive Officer	Robeco USA, Inc.	Chief Executive Officer
	Boston Partners Asset Management, LLC	Chief Executive Officer
Roland Toppen Chief Financial Officer	Robeco USA, Inc.	Treasurer and Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Robeco Investment Asset Management, US	Director
Michael Anthony Jones President	Robeco USA, Inc.	President
Daniel Swigart Vandivort President and Chief Investment Officer	Robeco USA, Inc.	President and Chief Investment Officer
William George Butterly General Counsel	Robeco USA, Inc.	Secretary and General Counsel
Mary Ann Iudice Chief Compliance Officer	Robeco USA, Inc.	Chief Compliance Officer
	Boston Partners Asset Management, LLC	Chief Compliance Officer
	Robeco Investment Asset Management, US	Chief Compliance Officer
	Robeco Sage Capital Management	Chief Compliance Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert W. Bissell President, Chief Executive Officer	—	—
Kirk D. Hartman Executive Vice President, Chief Investment Officer	—	—
William C. Stevens Senior Portfolio Manager	—	—
Marie A. Chandoha Senior Portfolio Manger	—	—

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None
Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
Legg Mason Commercial Real
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
Royce & Associates, Inc.	Director
Senior Executive Vice President
Director
Manager
Director
Vice President and Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Manager
James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 155 Bishopsgate, London EC2M 3XG United Kingdom. Western is an investment adviser registered under the Advisers Act.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Bruce D. Alberts Chief Investment Officer	None	None
Peter L. Bain Director	Western Asset Management
Company Ltd.
Legg Mason, Inc.
Legg Mason Funds
Management, Inc.
Brandywine Asset
Management, LLC
Nova Scotia Company
BMML, Inc.
Legg Mason Capital
Management, Inc.
Barrett Associates, Inc.
Bartlett and Co.
Berkshire Asset Management, Inc.
Legg Mason Focus Capital, Inc.
Gray, Seifert and Company, LLC
Howard Weil Incorporated
Legg Mason Real Estate
Services, Inc.
	Legg Mason Commercial Real	Director Senior Executive Vice President Director Manager Director Vice President and Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Estate Services, Inc.
Legg Mason Funding, Inc.
Legg Mason Limited
Legg Mason Properties, Inc.
Legg Mason Realty Group, inc.
LM Tower, Inc.
PCM Holdings, Inc.
PCM Holdings II, LLC
	Royce & Associates, Inc.	Director Director Director Director Director Director Director Manager
James W. Hirschmann III President, CEO and Director	Western Asset Management Company Ltd.	Managing Director and Director
Gavin L. James Director of Global Client Services	None	None
S. Kenneth Leech Chief Investment Officer	None	None
Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Ltd.	General Counsel and Chief Compliance Officer
Edward A. Taber III Director	Western Asset Management
Company, Ltd.
Legg Mason, Inc
Legg Mason Fund Adviser, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Asset
Management, LLC
Legg Mason Real Estate
Investors, Inc.
Nova Scotia Company
Legg Mason Asset Management
(Asia) Pte Ltd
Legg Mason Real Estate Securities
Advisors, Inc.
	LM Holdings, Inc.	Director Executive Vice President Director Director Manager Director Vice President and Director Director Director Director
Stephen A. Walsh Deputy Chief Investment Officer	None	None

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclay's Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
John Munch	General Counsel & Secretary	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Michael Farrell	Vice President	—
Mark J. Held	Senior Vice President	—
Thomas Rodman	Chief Operations Officer	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Lori L. White	Vice President and Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President & Assistant Secretary	—
Al DelPizzo	Vice President	—
Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut St
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Alphasimplex Group LLC
One Cambridge Center
Cambridge, Massachusetts 02142

Analytic Investors Inc.
500 South Grand Avenue
23rd Floor
Los Angeles, California 90071

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
20 Bedfordbury
London, United Kingdom WCZN 4BL

AXA Rosenberg Investment Management LLC
4 Ornida Way
Building E
Ornida, California 94563

BlackRock Advisors, Inc.
40 East 52nd Street
New York, New York 10022

The Boston Company Asset Management
One Boston Place
Boston, Massachusetts 02108

Capital Guardian Trust Company
333 South Hope Street
55th Floor
Los Angeles, California 90071

David J. Greene & Company, LLC
599 Lexington Avenue
New York, New York 10022

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North
17th Floor
Arlington, Virginia 22209-1722

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue
Suite 300
San Mateo, California 94402

Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

ING Investment Management Co.
230 Park Avenue, 13th Floor
New York, New York 10169

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

J.P. Morgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Los Angeles Capital Management and Equity Research
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Road, NE Suite 1200
Atlanta, Georgia 30326-3248

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B
New York, New York 10281-1198

PanAgora Asset Management, Inc.
260 Franklin Street
22nd Floor
Boston, Massachusetts 02110

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP.

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS United Kingdom

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Smith Breeden Associates, Inc.
100 Europa Drive, Suite 200
Chapel Hill, North Carolina 27157

SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
New York, New York 10019.

Weiss, Peck & Greer Investments
909 Third Avenue
New York, New York 10022

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A ZEN
United Kingdom

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of October, 2006.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

* Rosemarie B. Greco	Trustee	October 26, 2006
* William M. Doran	Trustee	October 26, 2006
* F. Wendell Gooch	Trustee	October 26, 2006
* George J. Sullivan, Jr.	Trustee	October 26, 2006
* James M. Storey	Trustee	October 26, 2006
* Robert A. Nesher	Trustee	October 26, 2006
* Nina Lesavoy	Trustee	October 26, 2006
* James M. Williams	Trustee	October 26, 2006
/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	October 26, 2006
/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 26, 2006
*By: /S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

Exhibit Number	Description